Segment Information - Schedule of Operating Results of Alcoa Corporation's Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total sales	$ 2,329	$ 2,679	$ 6,781	$ 8,748	$ 11,199	$ 13,147	$ 12,573
Equity (loss) income	(16)	(24)	(54)	(66)	(85)	(90)	(68)
Depreciation, depletion, and amortization	171	179	513	557	733	825	949
Income taxes	39	54	86	345	361
After-tax operating income (ATOI)	139	179	328	927	1,010
Capital expenditures					392	428
Equity investments					1,518	1,786
Goodwill					6	8
Total assets					14,209
Historical [Member]
Segment Reporting Information [Line Items]
Total sales					11,199	13,147	12,573
Equity (loss) income					(85)	(90)	(68)
Depreciation, depletion, and amortization					748	905	976
Income taxes					306	394	15
After-tax operating income (ATOI)					902	1,018	275
Capital expenditures					392	444
Equity investments					1,518	1,786
Goodwill					6	8
Total assets					13,936	17,273
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	3,845	4,551	11,287	15,132	19,333	23,210	23,020
Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Total sales					13,404	15,698	15,417
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	1,559	1,922	4,610	6,511	8,300	10,193	10,642
Total sales					(8,300)	(10,193)	(10,642)
Intersegment Eliminations [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Intersegment sales					2,219	2,555	2,845
Total sales					(2,219)	(2,555)	(2,845)
Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	2,032	2,395	5,924	7,740	9,955	11,234	10,840
Third-party sales - related party	254	234	753	881	1,078	1,783	1,538
Third-Party Sales [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party					10,107	11,360	11,034
Third-party sales - related party					1,078	1,783	1,538
Bauxite [Member]
Segment Reporting Information [Line Items]
Depreciation, depletion, and amortization	21	23	57	73	94	120	131
Income taxes	22	30	61	71	103
After-tax operating income (ATOI)	55	75	156	181	258
Capital expenditures					30	55
Equity investments					164	122
Goodwill					2	3
Total assets					1,443
Bauxite [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	285	331	773	930	1,231	1,147	1,122
Bauxite [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	192	305	549	875	1,160	1,106	1,032
Bauxite [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	93	26	224	55	71	41	90
Alumina [Member]
Segment Reporting Information [Line Items]
Equity (loss) income	(9)	(9)	(30)	(27)	(41)	(29)	(4)
Depreciation, depletion, and amortization	48	48	143	155	202	201	289
Income taxes	7	52	7	187	191
After-tax operating income (ATOI)	16	133	21	457	476
Capital expenditures					154	188
Equity investments					503	547
Goodwill					4	5
Total assets					4,721
Alumina [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Equity (loss) income					(41)	(29)	(4)
Depreciation, depletion, and amortization					296	387	426
Income taxes					300	153	66
After-tax operating income (ATOI)					746	370	259
Capital expenditures					184	246
Equity investments					667	669
Goodwill					6	8
Total assets					6,165	7,350
Alumina [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	902	1,274	2,612	3,966	5,030	5,354	5,472
Alumina [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Total sales					5,142	5,450	5,561
Alumina [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	317	396	930	1,330	1,687	1,941	2,235
Alumina [Member] | Intersegment Eliminations [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Intersegment sales					1,687	1,941	2,235
Alumina [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	585	878	1,682	2,636	3,343	3,413	3,237
Alumina [Member] | Third-Party Sales [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party					3,455	3,509	3,326
Aluminum [Member]
Segment Reporting Information [Line Items]
Equity (loss) income	5	(2)	12	21	(12)	(34)	(51)
Depreciation, depletion, and amortization	72	77	222	234	311	365	373
Income taxes	(9)	(59)	(43)	(24)	(77)
After-tax operating income (ATOI)	10	(96)	(16)	89	1
Capital expenditures					108	109
Equity investments					497	705
Total assets					5,612
Aluminum [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	918	1,134	2,822	4,044	5,106	6,242	6,433
Aluminum [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	918	1,132	2,807	4,040	5,092	6,221	6,433
Aluminum [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party		2	15	3	13	21
Third-party sales - related party				1	1
Cast Products [Member]
Segment Reporting Information [Line Items]
Equity (loss) income	(2)	(5)	(5)	(36)
Depreciation, depletion, and amortization	10	10	31	31	42	47	67
Income taxes	15	10	46	35	49
After-tax operating income (ATOI)	44	28	133	71	110
Capital expenditures					32	19
Equity investments						0
Total assets					578
Cast Products [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	1,385	1,409	4,061	4,876	6,232	8,089	7,984
Cast Products [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	91	15	197	38	46	262	287
Cast Products [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	1,040	1,163	3,112	3,974	5,127	6,069	6,174
Third-party sales - related party	254	231	752	864	1,059	1,758	1,523
Energy [Member]
Segment Reporting Information [Line Items]
Depreciation, depletion, and amortization	15	15	43	46	61	68	65
Income taxes	7	14	20	55	69
After-tax operating income (ATOI)	23	32	59	111	145
Capital expenditures					16	35
Equity investments					137	185
Total assets					1,218
Energy [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	118	164	336	562	723	1,345	954
Energy [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	41	74	127	228	297	663	655
Energy [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	77	88	208	326	416	682	299
Third-party sales - related party		2	1	8	10
Rolled Products [Member]
Segment Reporting Information [Line Items]
Equity (loss) income	(10)	(8)	(31)	(24)	(32)	(27)	(13)
Depreciation, depletion, and amortization	5	6	17	18	23	24	24
Income taxes	(3)	7	(5)	21	26	27	30
After-tax operating income (ATOI)	(9)	7	(25)	18	20	21	52
Capital expenditures					52	22
Equity investments					217	227
Total assets					637	677
Rolled Products [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Equity (loss) income					(32)	(27)	(13)
Depreciation, depletion, and amortization					23	24	24
Income taxes					26	27	30
After-tax operating income (ATOI)					20	21	52
Capital expenditures					52	22
Equity investments					217	227
Total assets					637	677
Rolled Products [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	237	239	683	754	1,011	1,033	1,055
Rolled Products [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Total sales					993	1,033	1,055
Rolled Products [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales					18
Rolled Products [Member] | Third-Party Sales [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party	$ 237	238	$ 683	746	985	1,008	1,040
Third-party sales - related party		$ 1		$ 8	8	25	15
Rolled Products [Member] | Third-Party Sales [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party					985	1,008	1,040
Third-party sales - related party					8	25	15
Primary Metals [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Equity (loss) income					(12)	(34)	(51)
Depreciation, depletion, and amortization					429	494	526
Income taxes					(20)	214	(81)
After-tax operating income (ATOI)					136	627	(36)
Capital expenditures					156	176
Equity investments					634	890
Total assets					7,134	9,246
Primary Metals [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Total sales					7,269	9,215	8,801
Primary Metals [Member] | Intersegment Eliminations [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Intersegment sales					532	614	610
Primary Metals [Member] | Third-Party Sales [Member] | Operating Segments [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Third-party sales - unrelated party					5,667	6,843	6,668
Third-party sales - related party					$ 1,070	$ 1,758	$ 1,523